Fair value of financial instrument - Summary of Positive and Negative Fair Value Movement of Level 3 Financial Instruments From Using Reasonably Possible Alternative Assumptions (Detail) - Level 3 [member] - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	$ 3,594	$ 3,584
Positive fair value movement from using reasonably possible alternatives	101
Negative fair value movement from using reasonably possible alternatives	(98)
Level 3 fair value	(1,548)	(1,606)
Positive fair value movement from using reasonably possible alternatives	30
Negative fair value movement from using reasonably possible alternatives	(77)
Financial assets at fair value [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	3,594	3,584
Positive fair value movement from using reasonably possible alternatives	101	117
Negative fair value movement from using reasonably possible alternatives	(98)	(115)
U.S. state, municipal and agencies debt [member] | Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	25	44
Positive fair value movement from using reasonably possible alternatives		1
Negative fair value movement from using reasonably possible alternatives	(1)	(1)
Asset-backed securities [member] | Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	2	2
Corporate debt and other debt [member] | Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	25	30
Positive fair value movement from using reasonably possible alternatives	1	1
Negative fair value movement from using reasonably possible alternatives	(1)	(1)
Corporate debt and other debt [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	152	160
Positive fair value movement from using reasonably possible alternatives	14	18
Negative fair value movement from using reasonably possible alternatives	(13)	(16)
Equities [member] | Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	1,530	1,261
Positive fair value movement from using reasonably possible alternatives	19	15
Negative fair value movement from using reasonably possible alternatives	(16)	(15)
Equities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	334	335
Positive fair value movement from using reasonably possible alternatives	33	28
Negative fair value movement from using reasonably possible alternatives	(34)	(28)
Loans [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	1,077	1,070
Positive fair value movement from using reasonably possible alternatives	23	49
Negative fair value movement from using reasonably possible alternatives	(24)	(49)
Other assets [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value		53
Mortgage backed securities [Member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	20	27
Positive fair value movement from using reasonably possible alternatives	4	3
Negative fair value movement from using reasonably possible alternatives	(4)	(3)
Derivatives [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	429	602
Positive fair value movement from using reasonably possible alternatives	7	2
Negative fair value movement from using reasonably possible alternatives	(5)	(2)
Deposits [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	(151)	(139)
Positive fair value movement from using reasonably possible alternatives		4
Negative fair value movement from using reasonably possible alternatives		(4)
Derivatives [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	(1,390)	(1,429)
Positive fair value movement from using reasonably possible alternatives	30	13
Negative fair value movement from using reasonably possible alternatives	(77)	(55)
Other liabilities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	(7)	(38)
Financial liabilities at fair value [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	(1,548)	(1,606)
Positive fair value movement from using reasonably possible alternatives	30	17
Negative fair value movement from using reasonably possible alternatives	$ (77)	$ (59)